CONCENTRATIONS (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Concentration Risk [Line Items]
Revenue	$ 16,858,178	$ 21,370,325	$ 21,639,283
Medical Devices [Member]
Concentration Risk [Line Items]
Revenue	14,824,028	18,547,635	19,362,673
Respiratory and Oxygen Homecare [Member]
Concentration Risk [Line Items]
Revenue	$ 2,034,150	$ 2,822,690	$ 2,276,610